Trade and other payables - Summary of Trade and other payable (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables
Trade payables	£ 223	£ 171
Accruals	851	842
Social security and other taxes	181	174
Other payables	539	487
Deferred income	2,328	2,297
Total	£ 4,122	£ 3,971